Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation
Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, “the Company”). Inter-company accounts and transactions have been eliminated.

Use of estimates
Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.

Nature of operations
Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe and Asia.

Cash and Cash equivalents
Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.

Short-term investments	Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
Investments in securities	Investments in securities: Investments classified as available-for-sale are carried at market value. See the recurring fair value measurement table on page 45.
Non-traded investments
Non-traded investments: The Company has investments in the U.S. affordable housing and historic renovation real estate markets and certain other investments that have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. For affordable housing investments entered into prior to the January 1, 2015 adoption of Accounting Standard Update (ASU) No. 2014-01, the Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized to income tax expense over the period that the tax credits are recognized. For affordable housing investments entered into on or after the January 1, 2015 adoption of ASU No. 2014-01, the Company uses the proportional amortization method. Under the proportional amortization method, the initial cost of the investments is amortized to income tax expense in proportion to the tax credits and other tax benefits received.

Short-term borrowings and Long-term debt (including current portion)
Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
Long-term debt (including current portion): The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 7.

Derivative instruments
Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into foreign currency option and forward currency exchange contracts with maturity dates of less than twelve months in 2016, 2015, and 2014, primarily to hedge against value changes in foreign currency. See Note 13. There were no material foreign currency option and forward contracts outstanding at December 31, 2016, 2015 and 2014.
In 2016, the Company entered into a series of interest rate lock agreements which were designated as cash flow hedges. See Note 7.

Fair value measurements
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis. As a result of the 2016 annual goodwill impairment test performed in accordance with the Intangibles Topic of the ASC, goodwill with a carrying value of $10,455 was written-off, resulting in an impairment charge of $10,455. As a result of the 2016 annual trademark impairment test performed in accordance with the Intangibles Topic of the ASC, a trademark with a carrying value of $2,114 was written-down to its calculated fair value of $1,881, resulting in an impairment charge of $233. These fair value measurements qualify as level 2 measurements. See Note 4.
Fair value measurements. The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of $40,450, $49,420 and $53,770 at December 31, 2016, 2015 and 2014, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. Account receivable balances are written-off against the allowance if a final determination of uncollectibility is made. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.

Reserve for obsolescence
Reserve for obsolescence. The Company recorded a reserve for obsolescence of $87,715, $91,217 and $90,712 at December 31, 2016, 2015 and 2014, respectively, to reduce Inventories to their estimated net realizable value.

Goodwill
Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Intangibles Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 4.

Intangible assets
Intangible assets. Intangible assets include trademarks, non-compete covenants and certain intangible property rights. As required by the Goodwill and Other Intangibles Topic of the ASC, indefinite-lived trademarks are not amortized, but instead are tested annually for impairment, and between annual tests whenever an event occurs or circumstances indicate potential impairment. See Note 4. The cost of finite-lived trademarks, non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Finite-lived trademarks	5 years
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 19 years

Impairment of long-lived assets
Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 4 and 5.

Property, plant and equipment
Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	4.0% – 20.0%
Machinery and equipment	10.0% – 20.0%
Furniture and fixtures	10.0% – 20.0%
Automobiles and trucks	10.0% – 33.3%

Standby letters of credit
Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur.

Product warranties
Product warranties. The Company offers product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary.

Environmental matters
Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 8 and 13.

Employee Stock Purchase and Savings Plan
Employee Stock Purchase and Savings Plan. The Company accounts for the Employee Stock Purchase and Savings Plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation – Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP. See Note 11.

Defined benefit pension and other postretirement benefit plans
Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or underfunded plans. See Note 6.

Stock-based compensation	Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 12.
Foreign currency translation
Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.

Cumulative other comprehensive loss
Cumulative other comprehensive loss. At December 31, 2016, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $501,277, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $125,096, unrealized net gains on marketable equity securities of $1,015 and unrealized net gains on interest rate lock cash flow hedges of $85,007. At December 31, 2015 and 2014, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $482,629 and $354,384, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $104,346 and $118,167, respectively, and unrealized losses and gains on marketable equity securities of $120 and $593, respectively.

Revenue recognition
Revenue recognition. The Company recognized revenue when products were shipped and title passed to unaffiliated customers. Collectibility of amounts recorded as revenue was reasonably assured at the time of recognition.
Third-party service revenue. The Company used subcontractors to provide installation services for customers. Under these arrangements, the Company invoiced the customer for both the product and installation and remitted payment to the subcontractor for the installation. Starting in the third quarter of 2016, the Company recorded the installation revenue in Net sales and the payments to subcontractors in Cost of goods sold. Prior to the third quarter, these amounts were netted and immaterial.

Customer and vendor consideration
Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals. The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.

Costs of goods sold
Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included all expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and all costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items.

Selling, general and administrative expenses
Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred $351,002, $338,188 and $299,201 in advertising costs during 2016, 2015 and 2014, respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.

Earnings per share
Earnings per share. Common stock held in a revocable trust (see Note 10) was not included in outstanding shares for basic or diluted income per common share calculations. All references to “shares” or “per share” information throughout this report relate to common shares and are stated on a diluted per common share basis, unless otherwise indicated. Basic and diluted net income per common share were calculated using the treasury stock method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per common share amounts were computed based on the weighted-average number of common shares outstanding during the year. Diluted net income per common share amounts were computed based on the weighted-average number of common shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 15.

Impact of recently issued accounting standards
Impact of recently issued accounting standards. During the second quarter of 2016, the Company early adopted, as permitted, ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting,” which simplifies various provisions related to how share-based payments are accounted for and presented in the financial statements. Excess tax benefits for share-based payments are no longer recognized in other capital on the balance sheet and are instead recognized in the income tax provision on the income statement. As a result, excess tax benefits for share-based payments are now included in Net operating cash rather than Net financing cash. The changes have been applied prospectively beginning on January 1, 2016 in accordance with the ASU and prior years have not been restated. See Note 14 for additional information.
Effective January 1, 2016, the Company adopted ASU No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs," which requires companies to present debt issuance costs associated with a debt liability as a deduction from the carrying amount of that debt liability on the balance sheet rather than being capitalized as an asset. The changes have been applied retrospectively. The adoption of this ASU did not have a material effect on the Company's results of operations, financial condition or liquidity.
Effective January 1, 2016, the Company adopted ASU No. 2015-07, "Disclosures for Investments in Certain Entities That Calculate Net Asset Value Per Share (Or Its Equivalent)." This ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share (or its equivalent) practical expedient. The adoption of this ASU affects the Company's year-end disclosure of the fair value of pension assets, but there is no effect on the Company's results of operations, financial condition or liquidity.
In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which consists of a comprehensive lease accounting standard. Under the new standard, assets and liabilities arising from most leases will be recognized on the balance sheet. Leases will be classified as either operating or financing, and the lease classification will determine whether expense is recognized on a straight line basis (operating leases) or based on an effective interest method (financing leases). The new standard is effective for interim and annual periods beginning after December 15, 2018.  A modified retrospective transition approach is required with certain practical expedients available.  The Company has made significant progress with its assessment process, and anticipates this standard will have a material impact on its consolidated balance sheet. While the Company continues to assess all potential impacts of the standard, it currently believes the most significant impact relates to recording lease assets and related liabilities on the balance sheet for the Paint Store Group's retail operations.
In January 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and
Financial Liabilities,” which amends the guidance for certain aspects of recognition, measurement and disclosure of financial instruments. The standard is effective for interim and annual periods beginning after December 31, 2017, and early adoption is not permitted. The Company is in the process of evaluating the impact of the standard.
In November 2015, the FASB issued ASU No. 2015-17, "Balance Sheet Classification of Deferred Taxes," which eliminates the requirement for separate presentation of current and non-current portions of deferred tax. All deferred tax assets and deferred tax liabilities will be presented as non-current on the balance sheet. The standard is effective for interim and annual periods beginning after December 15, 2016. Either retrospective or prospective presentation can be used. The Company will adopt ASU No. 2015-17 as required. The ASU will not have a material effect on the Company's results of operations, financial condition or liquidity.
In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers," which consists of a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under U.S. GAAP. The issuance of ASU No. 2015-14 in August 2015 delays the effective date of the standard to interim and annual periods beginning after December 15, 2017. Either full retrospective adoption or modified retrospective adoption is permitted. In addition to expanded disclosures regarding revenue, this pronouncement may impact timing of recognition in some arrangements with variable consideration or contracts for the sale of goods or services. The Company has made significant progress with its assessment process. In addition, the Company is currently developing plans for enhancements to its information systems and internal controls in response to the new rule requirements. The Company plans to adopt the standard using the full retrospective method of adoption, which requires the restatement of prior periods presented. The Company expects to have expanded disclosures in the consolidated financial statements and is in process of evaluating the impact on the results of operations, financial condition and liquidity.

Reclassification	Reclassification. Certain amounts in the notes to the consolidated financial statements for 2014 and 2015 have been reclassified to conform to the 2016 presentation.
Inventories
Inventories were stated at the lower of cost or market with cost determined principally on the last-in, first-out (LIFO) method. The following presents the effect on inventories, net income and net income per common share had the Company used the first-in, first-out (FIFO) inventory valuation method adjusted for income taxes at the statutory rate and assuming no other adjustments. Management believes that the use of LIFO results in a better matching of costs and revenues. This information is presented to enable the reader to make comparisons with companies using the FIFO method of inventory valuation.